Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	December 31,
	2020	2021
	RMB’000	RMB’000

Prepayments of copyright	7,862	—
Deposits	5,108	5,758
Prepayments of IT services	1,205	907
Prepayments of procurement cost	612	32,842
Others	1,532	3,105
Total	16,319	42,612